SCHEDULE OF NON-CURRENT ASSETS BY GEOGRAPHY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets	$ 2,575	$ 3,442
Goodwill	8,993	8,993	$ 10,262
Property and Equipment	2,116	1,600
TOTAL NON-CURRENT ASSETS	13,684	14,035
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets
Goodwill
Property and Equipment	16	30
TOTAL NON-CURRENT ASSETS	16	30
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets
Goodwill
Property and Equipment	11	11
TOTAL NON-CURRENT ASSETS	11	11
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Intangible Assets	2,575	3,442
Goodwill	8,993	8,993
Property and Equipment	2,089	1,559
TOTAL NON-CURRENT ASSETS	$ 13,657	$ 13,994